Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.30475%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,373,792.35

Principal:
Principal Collections	$20,391,649.32
Prepayments in Full	$9,795,719.30
Liquidation Proceeds	$383,937.57
Recoveries	$149,347.38
Sub Total	$30,720,653.57
Collections	$32,094,445.92

Purchase Amounts:
Purchase Amounts Related to Principal	$143,621.78
Purchase Amounts Related to Interest	$318.54
Sub Total	$143,940.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,238,386.24

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,238,386.24
Servicing Fee	$446,042.24	$446,042.24	$0.00	$0.00	$31,792,344.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,792,344.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,792,344.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,792,344.00
Interest - Class A-3 Notes	$322,587.57	$322,587.57	$0.00	$0.00	$31,469,756.43
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$31,150,472.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,150,472.43
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$31,042,039.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,042,039.51
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$30,965,143.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,965,143.68
Regular Principal Payment	$28,710,537.76	$28,710,537.76	$0.00	$0.00	$2,254,605.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,254,605.92
Residual Released to Depositor	$0.00	$2,254,605.92	$0.00	$0.00	$0.00
Total		$32,238,386.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,710,537.76
Total					$28,710,537.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,710,537.76	$51.52	$322,587.57	$0.58	$29,033,125.33	$52.10
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$28,710,537.76	$15.56	$827,200.32	$0.45	$29,537,738.08	$16.01

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$192,589,593.95	0.3455762	$163,879,056.19	0.2940590
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$462,249,593.95	0.2504522	$433,539,056.19	0.2348965

Pool Information
Weighted Average APR	2.738%	2.737%
Weighted Average Remaining Term	30.69	29.91
Number of Receivables Outstanding	39,024	37,837
Pool Balance	$535,250,685.18	$504,231,313.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$499,162,879.23	$470,452,341.47
Pool Factor	0.2679813	0.2524510

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$33,778,972.01
Targeted Overcollateralization Amount	$70,692,257.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,692,257.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$304,443.73
(Recoveries)		111	$149,347.38
Net Loss for Current Collection Period			$155,096.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3477%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3743%
Second Prior Collection Period			0.1445%
Prior Collection Period			0.0767%
Current Collection Period			0.3581%
Four Month Average (Current and Prior Three Collection Periods)			0.2384%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,955	$14,217,641.34
(Cumulative Recoveries)			$2,343,052.91
Cumulative Net Loss for All Collection Periods			$11,874,588.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5945%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,594.85
Average Net Loss for Receivables that have experienced a Realized Loss			$3,002.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.01%	272	$5,090,424.58
61-90 Days Delinquent	0.21%	54	$1,076,611.66
91-120 Days Delinquent	0.05%	13	$248,031.88
Over 120 Days Delinquent	0.18%	48	$918,561.71
Total Delinquent Receivables	1.45%	387	$7,333,629.83

Repossession Inventory:
Repossessed in the Current Collection Period		28	$548,275.78
Total Repossessed Inventory		47	$1,007,127.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3289%
Prior Collection Period			0.2998%
Current Collection Period			0.3039%
Three Month Average			0.3109%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4449%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer